Loss Per Share	6 Months Ended
Jun. 30, 2015
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 9 — LOSS PER SHARE

The following data shows the amounts used in computing loss per share and the effect on income and the weighted average number of shares of potential dilutive common stock for the six months ended June 30, 2015 and 2014 (unaudited), and for the years ended December 31, 2014 and 2013:

	June 30,		December 31,
	2015	2014 (Unaudited)	2014	2013
Net (Loss)	$(2,673,448)	$(882,509)	$(2,370,883)	$(2,214,361)
Weighted average number of common shares used in basic earnings per share	9,533,290	7,555,359	7,500,142	3,557,893
Effect of dilutive securities, stock options and warrants	-	-	-	-
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	9,533,290	7,555,359	7,500,142	3,557,893

For the six months ended June 30, 2015 and 2014 (unaudited), and years ended December 31, 2014 and 2013, the Company had no options outstanding to purchase common stock of the Parent.